Leases - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Quantitative Information About Lease Liabilities [Abstract]
Incremental borrowing rate applied to lease liabilities	7.97%
Lease commitment for plant and machinery	₨ 300.0	₨ 1,710.0